Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: December 2021

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “ Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent. As of November 1, 2021, Computershare Trust Company, National Association is acting as agent for Wells Fargo Bank, National Association, as the indenture trustee and collateral agent under the Indenture.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2021

(b)	Interest Period: December 15, 2021 through January 17, 2022

(c)	Determination Date: January 13, 2022

(d)	Distribution Date: January 18, 2022

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director